Note 8 - Stockholders' Equity (Detail) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		24 Months Ended	12 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 10, 2012	Dec. 31, 2009	Jul. 31, 2012 Issued to Sub-Placement Agents [Member]	May 31, 2012 Issued to Two Non-Employee Directors [Member]	Dec. 31, 2012 Issued to Third Parties [Member]	Jul. 31, 2012 Investment from Non-employee Directors [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Convertible Preferred Stock [Member]	Dec. 15, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 The 2012 Plan [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.10		0.95	0.43	3.74		0.42		1.00	1.00
Stock Issued During Period, Shares, New Issues (in Shares)	5,454,523
Warrants Issued During Period	2,727,274		7,652,071	2,122,500	25,444			409,093	1,250,000	421,666
Gross Proceeds from Issuance of Private Placement (in Dollars)	$ 6,000,000
Term of Warrants	5 years								5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45		$ 1.05	$ 0.29	$ 8.00			$ 1.10
Proceeds from Issuance of Private Placement (in Dollars)	5,516,495		5,516,495								269,980
Payments of Stock Issuance Costs (in Dollars)	480,000
Maximum Liquidated Damages as Percentage of Investor's Investment in PIPE Financing	6.00%
Maximum Liquidated Damages Amount of Investor's Investment in PIPE Financing (in Dollars)	360,000
Preferred Stock Issued During Period, Shares, New Issues													7,965,000
Convertible Preferred Stock, Number of Preferred Shares Converted into One Common Shares													4	1
Stock Issued During Period, Shares, Conversion of Convertible Securities												7,965,000
Preferred Stock, Shares Authorized				8,000,000		25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			52,600												3,815,675
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period															3,246,450
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			3,000,000
Stock Granted During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)			2,947,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 0.48		$ 0.83
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)			1,948,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 292 days
Warrants Issued During Period, Value (in Dollars)		383,204							514,250	349,003
Allocated Share-based Compensation Expense (in Dollars)																$ 863,253